LOSS PER SHARE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
SCHEDULE OF LOSS PER SHARE

	Six months ended
	June 30, 2023	June 30, 2022
Net loss attributable to the owners of the Company	$(33,009)		$(2,442)

Basic and diluted loss per share	$(39.46)	$	*(3.36)
Weighted average number of ordinary shares
Weighted average number of ordinary shares used in calculating basic and diluted loss per share (in thousands)	837		*727

As a result of the reverse share split described in Note 9.1, the calculation of the basic and diluted loss per share for all periods presented have been adjusted retrospectively based on the new number of shares as derived from the conversion ratio.

*	Restated as a result of the SPAC transaction

Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF LOSS PER SHARE

	December 31, 2022	December 31, 2021	December 31, 2020

Net loss attributable to the owners of the company	(6,184)	(4,939)	(4,573)

Basic and diluted loss per share	(0.04)	(0.03)	(0.04)
Weighted average number of ordinary shares
Weighted average number of ordinary shares used in calculating basic and diluted loss per share	167,855	151,850	125,960